Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses and Other Current Assets
Insurance claims receivable, net	$ 109	$ 11,761
Uruguay
Prepaid Expenses and Other Current Assets
Insurance claims receivable, net		$ 11,571